                       SMITH BARNEY VARIABLE ACCOUNT FUNDS



                                  ANNUAL REPORT



                                December 31, 2000







  This report is authorized for distribution to shareholders and to others only when accompanied or preceded by a current prospectus of the Fund.

     Dear Shareholder:

     We are pleased to provide the annual report for the Smith Barney Variable Account Funds--Income and Growth, U.S. Government/High Quality Securities and Reserve Account Portfolios ("Portfolio(s)")/1/. In this report, we have summarized the period's prevailing economic and market conditions, highlighted each Portfolio's performance/2/ and outlined each Portfolio's investment strategy during the period. We hope you find this report to be useful and informative.

     Please note that the investment portfolios in the Smith Barney Variable Account Funds may be consolidated into other substantially similar existing funds. In this regard, an application may be filed for a Securities and Exchange Commission Order of Substitution to consolidate these Portfolios. Please further note that U.S. Government/High Quality Securities Portfolio has insufficient assets to invest in accordance with their stated investment objectives, and we suggest that you consider contacting you financial professional or Nationwide at 1-800-848-6331 to arrange for a transfer of your assets from these Portfolios to other available Portfolios.

Market and Economic Overview

     Stock markets fell around the world in the fourth quarter of 2000. More speculative the market, the harder the fall. Full-year returns followed the same pattern--a startling contrast to the year before when markets went up dramatically.

     A look at U.S. markets may be illustrative. The broad stock market, as measured by the Standard and Poor's 500 Index ("S&P 500")/3/, declined 9.10% in 2000. Stocks in the Russell 1000 Value Index4 bucked the down trend and rose a modest 7.01%. The generally faster growing stocks in the Nasdaq Composite Index/5/, however, fell 39.29%, its worst year since its inception in 1971. The Nasdaq Composite Index heavy technology component exacerbated the decline, as many investors sold their technology-related issues. (Past performance is not indicative of future results.)

     This contrast is even more dramatic considering the previous year's performance. In 1999 the Nasdaq Composite Index climbed 85.59%--its best year since 1971. But with the decline of last year, the NASDAQ gave back most of its 1999 gains. What caused this volatility? Why did Nasdaq Composite Index swing from its best year ever to its worst performing year?

---------------

/1/ The Portfolios are underlying investment options of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity which otherwise is subject to erosion through inflation.

/2/ The performance returns stated in this report do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of each Portfolio. Past performance is not indicative of future results.

/3/ The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

/4/ The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.) Please note that an investor cannot invest directly in an index.

/5/ The Nasdaq Composite Index is a market value-weighted index that measures all domestic and non-U.S. based securities listed on the NASDAQ stock market. Please note that an investor cannot invest directly in an index.

     We think the answer can be summed up in one word: earnings or in many cases their failure to materialize. Technology stocks went up in 1999 as current earnings and future earnings estimates rose. They hit their peak in March 2000, then weakened as it became clearer that the economy and earnings growth estimates were slowing. The price declines were accentuated by high valuations, but the fundamental cause of the downdraft was that investors were concerned about the level and growth rate of future earnings.

     The stock market's attention to earnings is understandable, as estimates have declined over the past year. For example, consensus estimates for S&P 500 operating earnings for 2001 slipped from a high of $63.25 to $62.15 over the course of the last year. Earnings estimates have been trimmed because of declining expectations for sales. Corporate margins, or profitability per dollar of revenues, generally continue to be strong. But revenues have been lower than analysts originally anticipated.

     Although the stock market viewed a slowing U.S. economy unfavorably, the bond market saw it as a positive. A slowing economy decreases inflationary pressure and increases the probability that the Federal Reserve Board ("Fed") may ease interest rates/6/. As a result, bond investors continued to enjoy strong performance in the fourth quarter of 2000.

     The overall investment-grade/7/ bond market returned 4.2%, as measured by the Salomon Smith Barney Broad Investment-Grade Bond Index/8/, short-term investments, as represented by three-month U.S. Treasury Bills, returned 1.6% for the fourth quarter of 2000. High-yield bonds were the one segment of the bond market with negative performance for the fourth quarter of 2000. Because high-yield bond returns are inversely related to credit risk, a slowing economy and the implied increase in credit risk caused high-yield bond performance to lag other bond returns during the fourth quarter. (Past performance is not indicative of future results.)

     For 2000 overall, most sectors of the bond market performed better than most sectors of the stock market. The general bond market, again as reflected in the Salomon Smith Barney Broad Investment-Grade Bond Index and three-month U.S. Treasury Bills returned 11.6% and 6.0%, respectively. So in this volatile year for the markets, those investors who assumed less risk and invested in bonds generally fared far better than those who ventured into the more speculative sectors of the stock market.

     The Fed's primary responsibility is monetary policy and the setting of short-term interest rates in the U.S. economy. We believe that under Chairman Alan Greenspan, the Fed has done a good job of managing the U.S. economy. It has brought down inflation while maintaining the longest modern economic expansion. The Fed has enabled the economy to grow rapidly--quickly enough that some economists initially feared a resurgence of inflation. But the Fed recognized that one of the primary drivers of this expansion, soaring capital investments, has in fact led to a jump in productivity. Higher productivity has in turn led the economy to grow more quickly without triggering inflation.

-------------------

/6/ Following the reporting period on January 3, 2001 and January 31, 2001, the Fed cut interest rates for a total of one point.

/7/ Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Service, or that have an equivalent rating by any nationally recognized statistical rating organization, or are determined by the portfolio manager to be of equivalent quality.

/8/ The Salomon Smith Barney Index includes institutionally traded U.S. Treasury Bonds, government-sponsored bonds (U.S. Agency and supranational), mortgage-backed securities and corporate securities. Please note that an investor cannot invest directly an index.

     In mid-1999, however, the Fed began to grow concerned that despite the benefits of higher productivity, the economy was growing too quickly. As it turned out, the central bankers appeared to be right. The Fed began to increase short-term interest rates, raising them six times, with the final interest rate hike in May 2000.

     Once again, the Fed appeared to be successful. The economy slowed and retail sales weakened and job growth declined, with 230,000 net new jobs created in the fourth quarter of 2000 versus 773,000 in the fourth quarter of 1999. Now the only debate among economists seems to be whether the economy in 2001 will have a "hard landing" (i.e., 1% or less gross domestic product 'GDP'/9/ growth) or a "soft landing" (i.e., 2% or more GDP growth).

     The Fed acted decisively in lowering short-term interest rates by 50 basis points/10/ on January 3, 2001. Presumably the Fed, too, was worried about the possibility of a "hard landing." And at least initially, the central bank's most recent action has been warmly received by stock investors, with a more muted response by bond buyers.

Income and Growth Portfolio

     The Income and Growth Portfolio ("Portfolio") seeks current income and long-term growth of capital. The Portfolio invests primarily, but not exclusively, in common stocks. The Portfolio is managed conservatively with a bottom-up value/11/ approach when selecting individual securities.

     The Portfolio has a bias towards owning high quality companies with strong balance sheets. The managers carefully examine the accounting procedures of the companies that they invest in, and they will not purchase the stocks of companies whose accounting they consider to be aggressive. The Portfolio is typically managed to be highly diversified, with industry exposure similar to that of the broad market.

     For the year ended December 31, 2000 the Portfolio returned 13.81%. In comparison, the Standard and Poor's 500 Index ("S&P 500")/12/ returned a negative 9.10% for the same period. Past performance is not indicative of future results.

--------------------

/9/ GDP is the market value of the goods and services produced by labor and property in the U.S. GDP is comprised of consumer and government purchases, private domestic investments and net exports of goods and services.

/10/ A basis point is 0.01% or one one-hundredth of a percent.

/11/ A bottom-up approach to investing focuses on the potential outstanding performance of individual companies rather than considering the impact of major economic trends. Value investing consists of identifying securities of companies that are believed to be undervalued in the market.

/12/ The S&P 500 is a market capitalization-weighted measure of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

     After four years of over 20% annual returns, the stock market declined in 2000. It is common for the stock market to fall in years when economic growth slows sharply, as it did last year, and in 1994 and 1990, the last two market declines. The past year was a volatile market environment. Technology stocks were the market leaders from October 1999 to March 2000, but fell sharply in the spring, only to recover during the summer and decline again in the autumn and winter. The managers view the second decline as more significant, as it was driven by weaker fundamentals, and the first by market sentiment. The earnings outlook for semiconductor, PC companies and telecommunications equipment makers weakened noticeably over the summer and fall. The best performing stocks during the second half of 2000, financials and utilities, were in the industries that benefit most from a lower rate environment.

     2000 will be remembered as a good year for the bond market. The ten-year U.S. Treasury Note yielded a 6.59% on January 3, 1999 and closed the year on December 31, 2000 at a 5.11%. The yield fell by 1.48% over the course of the year and helped provide bond investors with capital appreciation in addition to their coupon income.

     The bond market spent the first part of the year worrying about how high the Federal Reserve Board ("Fed") would have to raise interest rates to slow the economy. By year-end, the bond market switched to wondering how much the Fed will lower rates in 2001 to keep the economy from a "hard landing."

The U.S. Government/High Quality Securities Portfolio

     The U.S. Government/High Quality Securities Portfolio ("Portfolio") seeks high current income and security of principal from a portfolio made up primarily of U.S. government obligations and other quality fixed-income obligations. The Portfolio currently has insufficient assets to enable it to invest in accordance with its investment program. As of December 31, 2000, the Portfolio only held Agency Discount Notes.

     For the year ended December 31, 2000, the Portfolio returned 4.70%. In comparison, the Lehman Brothers GNMA Index/13/ returned 11.11% for the same period. Past performance is not indicative of future results.

The Reserve Account Portfolio

     The Reserve Account Portfolio ("Portfolio") seeks to invest in money market instruments to help provide stability and short- and intermediate-term securities to provide enhanced returns. The Portfolio currently has insufficient assets to enable the Portfolio to invest in accordance with its investment program. As of December 31, 2000, the Portfolio only held Agency Discount Notes.



---------------------

/13/ The Lehman Brothers GNMA Index is composed of 15-year and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association. Please note that an investor cannot invest directly in an index.

     For the year ended December 31, 2000, the Portfolio returned 5.03%. In comparison, the Salomon Smith Barney One-Year Treasury Index/14/ returned 7.10%. Past performance is not indicative of future results.

     Thank you for your investment in the Smith Barney Variable Account Funds-- Income and Growth, U.S. Government High/Quality Securities and Reserve Account Portfolios.

Sincerely,




Heath B. McLendon
Chairman

January 18, 2001


     The information provided in this letter represents the opinion of the managers and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolios. Please refer to pages 12 through 16 for a list and percentage breakdown of each of the Portfolio's holdings. Also, please note any discussion of the Portfolios' holdings of December 31, 2000 and is subject to change.




-----------------------

/14/ The Salomon Smith Barney One-Year Treasury Bill Index consists of one 1-Year United States Treasury Bill whose return is tracked until its maturity. Please note that an investor cannot invest directly in an index.

                           Income and Growth Portfolio

Historical Performance

                                           Net Asset Value
                                      ------------------------
                                      Beginning          End          Income       Capital Gain        Total
Year Ended                             of Year         of Year       Dividends     Distributions     Returns(1)
------------------------------------------------------------------------------------------------------------------
12/31/00                               $10.97           $9.80          $0.17           $2.21           13.81%
------------------------------------------------------------------------------------------------------------------
12/31/99                                13.98           10.97           0.24            2.59           (2.74)
------------------------------------------------------------------------------------------------------------------
12/31/98                                17.29           13.98           0.49            4.98           12.89
------------------------------------------------------------------------------------------------------------------
12/31/97                                14.69           17.29           0.10            1.38           28.11
------------------------------------------------------------------------------------------------------------------
12/31/96                                15.24           14.69           0.56            3.24           21.02
------------------------------------------------------------------------------------------------------------------
12/31/95                                13.05           15.24           0.44            0.94           27.56
------------------------------------------------------------------------------------------------------------------
12/31/94                                14.93           13.05           0.39            1.02           (3.12)
------------------------------------------------------------------------------------------------------------------
12/31/93                                14.36           14.93           0.57            1.45           18.61
------------------------------------------------------------------------------------------------------------------
12/31/92                                13.76           14.36           0.50            0.48           11.48
------------------------------------------------------------------------------------------------------------------
12/31/91                                10.93           13.76           0.58            0.00           31.34
------------------------------------------------------------------------------------------------------------------
Total                                                                  $4.04          $18.29
------------------------------------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns(1)
--------------------------------------------------------------------------------

Year Ended 12/31/00                                                                                    13.81%
------------------------------------------------------------------------------------------------------------------
Five Years Ended 12/31/00                                                                              14.14
------------------------------------------------------------------------------------------------------------------
Ten Years Ended 12/31/00                                                                               15.30
------------------------------------------------------------------------------------------------------------------
Inception* to 12/31/00                                                                                 12.64
------------------------------------------------------------------------------------------------------------------

Cumulative Total Return(1)
------------------------------------------------------------------------------------------------------------------
12/31/90 to 12/31/00                                                                                  315.15%
------------------------------------------------------------------------------------------------------------------

 (1)   Assumes reinvestment of all dividends and capital gain distributions.
  *    The inception date for the Income and Growth Portfolio is July 20, 1989.

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                   Growth of $10,000 Invested in Shares of
                         the Income and Growth Portfolio
                        vs. Standard & Poor's 500 Index*
--------------------------------------------------------------------------------
                          December 1990 - December 2000

                                    [GRAPH]

                   Income &
                    Growth              S&P 500
 Date              Portfolio             Index
 -----             ---------            -------
 12/90              10,000              10,000
 12/91              13,134              13,040
 12/92              14,642              14,032
 12/93              17,367              15,520
 12/94              16,826              15,723
 12/95              21,428              21,623
 12/96              25,932              26,585
 12/97              33,223              35,454
 12/98              37,505              45,643
 12/99              36,477              55,243
 12/00              41,515              50,214

* Hypothetical illustration of $10,000 invested in shares at December 31, 1990 assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 2000. The Standard & Poor's 500 Index is an index of widely held common stocks traded on the New York Stock Exchange, American Stock Exchange and Nasqaq Market. Figures for the index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

                U.S. Government/High Quality Securities Portfolio

--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                                                  Net Asset Value
                                    ------------------------------
                                      Beginning          End          Income       Capital Gain        Total
Year Ended                             of Year         of Year       Dividends     Distributions     Returns(1)
------------------------------------------------------------------------------------------------------------------
12/31/00                               $10.63          $10.74          $0.38           $0.00             4.70%
------------------------------------------------------------------------------------------------------------------
12/31/99                                10.40           10.63           0.03            0.00             2.55
------------------------------------------------------------------------------------------------------------------
12/31/98                                12.66           10.40           1.06            1.23             0.22
------------------------------------------------------------------------------------------------------------------
12/31/97                                12.90           12.66           0.04            0.90             5.43
------------------------------------------------------------------------------------------------------------------
12/31/96                                13.66           12.90           1.22            0.00             3.34
------------------------------------------------------------------------------------------------------------------
12/31/95                                12.46           13.66           0.94            0.00            17.20
------------------------------------------------------------------------------------------------------------------
12/31/94                                13.35           12.46           0.84            0.00            (0.35)
------------------------------------------------------------------------------------------------------------------
12/31/93                                13.44           13.35           0.87            0.02             5.91
------------------------------------------------------------------------------------------------------------------
12/31/92                                13.45           13.44           0.89            0.05             6.91
------------------------------------------------------------------------------------------------------------------
12/31/91                                12.74           13.45           0.87            0.02            12.58
------------------------------------------------------------------------------------------------------------------
Total                                                                  $7.14           $2.22
------------------------------------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns(1)
------------------------------------------------------------------------------------------------------------------
Year Ended 12/31/00                                                                                     4.70%
------------------------------------------------------------------------------------------------------------------
Five Years Ended 12/31/00                                                                               3.23
------------------------------------------------------------------------------------------------------------------
Ten Years Ended 12/31/00                                                                                5.73
------------------------------------------------------------------------------------------------------------------
Inception* to 12/31/00                                                                                  5.99
------------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)
------------------------------------------------------------------------------------------------------------------
12/31/90 to 12/31/00                                                                                   74.55%
------------------------------------------------------------------------------------------------------------------

 (1)   Assumes reinvestment of all dividends and capital gain distributions.
  * The inception date for the U.S. Government/High Quality Securities Portfolio is July 31, 1989.

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                     Growth of $10,000 Invested in Shares of
              the U.S. Government/High Quality Securities Portfolio
                         vs. Lehman Brothers GNMA Index*
--------------------------------------------------------------------------------
                          December 1990 - December 2000

                                    [GRAPH]

                         U.S. Government/                 Lehman
                           High Quality                    GNMA
      Date             Securities Portfolio                Index
     -----             --------------------               ------
     12/90                    10,000                      10,000
     12/91                    11,258                      10,161
     12/92                    12,036                      10,913
     12/93                    12,734                      11,631
     12/94                    12,703                      11,457
     12/95                    14,887                      13,409
     12/96                    15,385                      14,152
     6/97                                                 14,724
     12/97                    15,814                      15,501
     12/98                    16,656                      16,520
     12/99                    16,671                      16,838
     6/00                                                 17,533
     12/00                    17,455                      18,711

* Hypothetical illustration of $10,000 invested in shares at December 31, 1990 assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 2000. The Lehman Brothers GNMA Index is composed of 15-year and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

--------------------------------------------------------------------------------
                            Reserve Account Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                                            Net Asset Value
                                    ------------------------------
                                      Beginning          End          Income       Capital Gain        Total
Year Ended                             of Year         of Year       Dividends     Distributions     Returns(1)
------------------------------------------------------------------------------------------------------------------
12/31/00                                $7.61           $7.30          $0.68           $0.00            5.03%
------------------------------------------------------------------------------------------------------------------
12/31/99                                 7.36            7.61           0.00            0.00            3.40
------------------------------------------------------------------------------------------------------------------
12/31/98                                 7.70            7.36           0.27            0.00           (0.89)
------------------------------------------------------------------------------------------------------------------
12/31/97                                10.99            7.70           0.25            3.19            1.36
------------------------------------------------------------------------------------------------------------------
12/31/96                                12.71           10.99           1.92            0.00            1.57
------------------------------------------------------------------------------------------------------------------
12/31/95                                12.39           12.71           0.74            0.05            8.83
------------------------------------------------------------------------------------------------------------------
12/31/94                                12.75           12.39           0.58            0.03            1.99
------------------------------------------------------------------------------------------------------------------
12/31/93                                12.86           12.75           0.69            0.01            4.59
------------------------------------------------------------------------------------------------------------------
12/31/92                                13.08           12.86           0.78            0.07            4.82
------------------------------------------------------------------------------------------------------------------
12/31/91                                12.66           13.08           0.89            0.03           10.64
------------------------------------------------------------------------------------------------------------------
Total                                                                  $6.80           $3.38
------------------------------------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns(1)
------------------------------------------------------------------------------------------------------------------
Year Ended 12/31/00                                                                                     5.03%
------------------------------------------------------------------------------------------------------------------
Five Years Ended 12/31/00                                                                               2.08
------------------------------------------------------------------------------------------------------------------
Ten Years Ended 12/31/00                                                                                4.08
------------------------------------------------------------------------------------------------------------------
Inception* to 12/31/00                                                                                  4.59
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Cumulative Total Return(1)
------------------------------------------------------------------------------------------------------------------

12/31/90 to 12/31/00                                                                                   49.17%
------------------------------------------------------------------------------------------------------------------

(1)   Assumes reinvestment of all dividends and capital gain distributions.
 *    The inception date for the Reserve Account Portfolio is August  2, 1989.

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                     Growth of $10,000 Invested in Shares of
                          the Reserve Account Portfolio
                 vs. Salomon Smith Barney 1-Year Treasury Index*
--------------------------------------------------------------------------------
                          December 1990 - December 2000

                                    [GRAPH]

                       Reserve               Salomon Smith Barney
Date               Account Portfolio           1-Year Treasury
-----              -----------------         --------------------
12/90                   10,000                     10,000
12/91                   11,064                     10,875
12/92                   11,596                     11,399
12/93                   12,128                     11,836
12/94                   12,369                     12,147
12/95                   13,462                     13,130
12/96                   13,673                     13,875
12/97                   13,860                     14,723
12/98                   13,736                     15,591
12/99                   14,203                     16,221
12/00                   14,918                     17,374


* Hypothetical illustration of $10,000 invested in shares at December 31, 1990 assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 2000. The Salomon Smith Barney 1-Year Treasury Index is composed of one 1-Year United States Treasury Bond whose return is tracked until its maturity. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

------------------------------------------------------------------------------------------------------------------
Schedules of Investments                                       December 31, 2000
------------------------------------------------------------------------------------------------------------------

                                  INCOME AND GROWTH PORTFOLIO

               SHARES     SECURITY                                                                                VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 99.3%
--------------------------------------------------------------------------------------------------------------------------
Banking - 12.6%
                4,450     Bank of America Corp.                                                                  $204,142
                6,700     Chase Manhattan Corp.                                                                   304,431
                7,500     Mellon Financial  Corp.                                                                 368,906
                4,550     Wells Fargo & Co.                                                                       253,378
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,130,857
--------------------------------------------------------------------------------------------------------------------------
Capital Goods - 2.0%
                3,000     Illinois Tool Works, Inc.                                                               178,688
--------------------------------------------------------------------------------------------------------------------------
Computer Services - 1.1%
                1,850     First Data Corp.                                                                         97,472
--------------------------------------------------------------------------------------------------------------------------
Conglomerates - 1.8%
                3,450     General Electric Co.                                                                    165,384
--------------------------------------------------------------------------------------------------------------------------
Consumer Products - 10.2%
                5,950     Gillette Co.                                                                            214,944
                3,950     International Paper Co.                                                                 161,209
                4,450     Kimberly Clark Corp.                                                                    314,571
                8,950     Masco Corp.                                                                             229,903
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  920,627
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 9.9%
                2,500     American Electric Power Co., Inc.                                                       116,250
                3,000     Duke Energy Corp.                                                                       255,750
                4,200     El Paso Energy Corp.                                                                    300,825
                3,018     Exelon Corp.                                                                            211,894
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  884,719
--------------------------------------------------------------------------------------------------------------------------
Energy Oil Integrated - International - 9.9%
                2,950     Chevron Corp.                                                                           249,091
                4,450     Exxon Mobil Corp.                                                                       386,872
                6,350     Williams Cos., Inc.                                                                     253,603
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  889,566
--------------------------------------------------------------------------------------------------------------------------
Energy - Refining and Marketing - 2.5%
                2,350     Dow Chemical Corp.                                                                       86,069
                2,868     E.I. du Pont de Nemours & Co.                                                           138,560
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  224,629
--------------------------------------------------------------------------------------------------------------------------
Financial Services - 5.1%
                2,500     Fannie Mae                                                                              216,875
                2,350     Merrill Lynch & Co., Inc.                                                               160,241
                1,000     Morgan Stanley Dean Witter & Co.                                                         79,250
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  456,366
--------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 2000
--------------------------------------------------------------------------------

                                 INCOME AND GROWTH PORTFOLIO

                SHARES    SECURITY                                                                               VALUE
--------------------------------------------------------------------------------------------------------------------------
Food Processing - 2.2%
                3,950     PepsiCo, Inc.                                                                          $195,772
--------------------------------------------------------------------------------------------------------------------------
Insurance - Multi-Line - 8.4%
                2,450     Chubb Corp.                                                                             211,925
                3,950     Hartford Financial Services Group, Inc.                                                 278,969
                2,250     Marsh & McLennan Cos., Inc.                                                             263,250
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  754,144
--------------------------------------------------------------------------------------------------------------------------
Metals - 2.2%
                5,950     Alcoa, Inc.                                                                             199,325
--------------------------------------------------------------------------------------------------------------------------
Multimedia - 1.6%
                2,450     McGraw-Hill Cos., Inc.                                                                  143,631
--------------------------------------------------------------------------------------------------------------------------
Office Automation & Equipment - 2.2%
                5,950     Pitney Bowes, Inc.                                                                      197,094
--------------------------------------------------------------------------------------------------------------------------
Oil Well Equipment & Services - 8.4%
                3,450     BP Amoco PLC                                                                            165,169
                7,950     Conoco Inc., Class A Shares                                                             227,569
                2,700     Diamond Offshore Drilling, Inc.                                                         108,000
                4,500     Halliburton Co.                                                                         163,125
                2,000     Transocean Sedco Forex, Inc.                                                             92,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  755,863
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.1%
                4,950     American Home Products Corp.                                                            314,573
                4,250     Bristol-Myers Squibb Co.                                                                314,234
                2,650     Johnson & Johnson                                                                       278,416
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  907,223
--------------------------------------------------------------------------------------------------------------------------
Semi-Conductors - 0.8%
                2,400     Intel Corp.                                                                              72,600
--------------------------------------------------------------------------------------------------------------------------
Telecommunications - 8.3%
                2,950     Alltel Corp.                                                                            184,190
                4,554     SBC Communications, Inc.                                                                217,454
                5,950     Sprint Corp. (Fon Group)                                                                120,859
                4,464     Verizon Communications                                                                  223,758
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  746,261
--------------------------------------------------------------------------------------------------------------------------
                          TOTAL COMMON STOCK
                          (Cost - $6,954,405)                                                                   8,920,221
--------------------------------------------------------------------------------------------------------------------------



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 2000
--------------------------------------------------------------------------------

                                 INCOME AND GROWTH PORTFOLIO

                FACE
               AMOUNT        SECURITY                                                                            VALUE
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.7%
              $61,000     Goldman Sachs & Co. Inc., 6.000% due 1/2/01;
                              Proceeds at maturity - $61,041; (Fully collateralized by
                              U.S. Treasury Notes and Bonds, 6.000% to 9.125%
                              due 7/31/01 to 8/15/17; Market value - $62,220)
                              (Cost - $61,000)                                                                    $61,000
--------------------------------------------------------------------------------------------------------------------------
                          TOTAL INVESTMENTS - 100%
                          (Cost - $7,015,405*)                                                                 $8,981,221
--------------------------------------------------------------------------------------------------------------------------


  * Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedules of Investments (continued)                          December 31, 2000
--------------------------------------------------------------------------------

                U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO


             FACE
            AMOUNT        SECURITY                                                            VALUE
------------------------------------------------------------------------------------------------------
AGENCY DISCOUNT NOTES - 100%
           $420,000     Federal Home Loan Mortgage Corp. Discount Note
                          5.270% due 1/2/01 (Cost - $419,816*)                               $419,816
------------------------------------------------------------------------------------------------------

*  Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 2000
--------------------------------------------------------------------------------

                            RESERVE ACCOUNT PORTFOLIO

             FACE
             AMOUNT       SECURITY                                                       VALUE
-------------------------------------------------------------------------------------------------
AGENCY DISCOUNT NOTES - 100%
              $35,000     Federal Home Loan Mortgage Corp. Discount Note
                               5.270% due 1/2/01 (Cost - $34,985*)                       $34,985
-------------------------------------------------------------------------------------------------

*  Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements

-------------------------------------------------------------------------------------------------------------------------------
Statements of Assets and Liabilities                           December 31, 2000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                     U.S. Gov't./
                                                                   Income and        High Quality        Reserve
                                                                     Growth           Securities         Account
                                                                    Portfolio          Portfolio        Portfolio
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:

   Investments, at value (Cost -- $7,015,405,
      $419,816 and $34,985, respectively)                         $8,981,221           $419,816           $34,985
   Cash                                                                  617             43,667             8,223
   Dividends and interest receivable                                   7,354                ---               ---
   Receivable from investment manager                                    ---              9,654            12,220
-------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                    8,989,192            473,137            55,428
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------------------------------------
   Management fees payable                                             2,902                ---               ---
   Deferred compensation                                               4,738              4,475             4,453
   Payable for Fund shares purchased                                     345                 16                 1
   Accrued expenses                                                   17,204             13,756            13,715
-------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                  25,189             18,247            18,169
-------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                  $8,964,003           $454,890           $37,259
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Par value of shares of beneficial interest                           $915                $42                $5
   Capital paid in excess of par value                             6,147,800            432,814            39,285
   Undistributed (overdistributed)
        net investment income                                        111,296             22,034            (2,031)
   Accumulated net realized gain
        from security transactions                                   738,176                ---               ---
   Net unrealized appreciation of investments                      1,965,816                ---               ---
-------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                  $8,964,003           $454,890           $37,259
-------------------------------------------------------------------------------------------------------------------------------
Shares Outstanding                                                   914,779             42,336             5,101
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, per share                                             $9.80             $10.74             $7.30
-------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Operations                    For the Year Ended December 31, 2000
--------------------------------------------------------------------------------

                                                                                      U.S. Gov't./
                                                                   Income and        High Quality        Reserve
                                                                     Growth           Securities         Account
                                                                    Portfolio          Portfolio        Portfolio
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                           $6,796            $31,559            $2,221
   Dividends                                                         203,836                ---               ---
   Less: Foreign withholding tax                                        (560)               ---               ---
-------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                           210,072             31,559             2,221
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 2)                                           56,841              2,533               167
   Audit and legal                                                    14,285             11,998            12,598
   Shareholder and system servicing fees                              16,147             15,778            15,778
   Custody                                                             1,388                 95               145
   Trustees' fees                                                      4,028                788               803
   Other                                                               3,196              2,893             2,780
-------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                     95,885             34,085            32,271
   Less: Management fee waiver and
         expense reimbursement (Note 2)                               (1,236)           (28,457)          (31,899)
-------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                       94,649              5,628               372
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                115,423             25,931             1,849
-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 3):
   Realized Gain From Security Transactions
   (excluding short-term securities):
      Proceeds from sales                                          5,281,215                ---               ---
      Cost of securities sold                                      4,543,039                ---               ---
-------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain                                                 738,176                ---               ---
-------------------------------------------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation
   of Investments:
       Beginning of year                                           1,691,479                ---               ---
       End of year                                                 1,965,816                ---               ---
-------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                           274,337                ---               ---
-------------------------------------------------------------------------------------------------------------------------------
Net Gain on Investments                                            1,012,513                ---               ---
-------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                            $1,127,936            $25,931            $1,849
-------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets             For the Years Ended December 31,
--------------------------------------------------------------------------------

Income and Growth Portfolio                                                                  2000              1999
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                                                   $115,423          $142,886
   Net realized gain                                                                        738,176         1,907,792
   Increase (decrease) in net unrealized appreciation                                       274,337        (2,309,466)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Operations                                      1,127,936          (258,788)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                   (145,025)         (222,147)
   Net realized gains                                                                    (1,907,792)       (2,393,210)
-------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders                             (2,052,817)       (2,615,357)
-------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares                                                          31,105            36,670
   Net asset value of shares issued for reinvestment of dividends                         2,052,817         2,615,357
   Cost of shares reacquired                                                             (3,106,236)       (2,645,117)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From Fund Share Transactions                        (1,022,314)            6,910
-------------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                                   (1,947,195)       (2,867,235)
NET ASSETS:
   Beginning of year                                                                     10,911,198        13,778,433
-------------------------------------------------------------------------------------------------------------------------------
   End of year*                                                                          $8,964,003       $10,911,198
-------------------------------------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                                         $111,296          $140,900
-------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued) For the Years Ended December 31,
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
U.S. Government/High Quality Securities Portfolio                                            2000              1999
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                                                    $25,931           $20,012
   Net realized gain                                                                            ---               ---
   Increase in net unrealized appreciation                                                      ---               ---
-------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                                                    25,931            20,012
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                    (21,763)           (2,850)
-------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders                                (21,763)           (2,850)
-------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares                                                             ---            29,053
   Net asset value of shares issued for reinvestment of dividends                            21,763             2,850
   Cost of shares reacquired                                                               (326,759)         (266,347)
-------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share Transactions                                     (304,996)         (234,444)
-------------------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                                     (300,828)         (217,282)
NET ASSETS:
   Beginning of year                                                                        755,718           973,000
-------------------------------------------------------------------------------------------------------------------------------
   End of year*                                                                            $454,890          $755,718
-------------------------------------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                                          $22,034           $17,868
-------------------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued) For the Years Ended December 31,
--------------------------------------------------------------------------------

Reserve Account Portfolio                                                         2000              1999
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                                          $1,849            $1,425
   Net realized gain                                                                 ---               ---
   Increase in net unrealized appreciation                                           ---               ---
--------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                                          1,849             1,425
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                          (3,172)              ---
--------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders                      (3,172)              ---
--------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net asset value of shares issued for reinvestment of dividends                  3,172               ---
   Cost of shares reacquired                                                      (7,243)          (15,184)
--------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share Transactions                            (4,071)          (15,184)
--------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                            (5,394)          (13,759)
NET ASSETS:
   Beginning of year                                                              42,653            56,412
--------------------------------------------------------------------------------------------------------------------
   End of year*                                                                  $37,259           $42,653
--------------------------------------------------------------------------------------------------------------------
* Includes overdistributed net investment income of:                             $(2,031)            $(708)
--------------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

     Smith Barney Variable Account Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is sold exclusively for use with variable annuity contracts. The Fund consists of three separate investment portfolios ("Portfolios"): Income and Growth, U.S. Government/High Quality Securities and Reserve Account Portfolios. Shares of the Fund are offered only to insurance company separate accounts that fund certain annuity and variable life insurance contracts.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S government and agency obligations are valued at the mean between bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income, adjusted for accretion of original issue discount, is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2000, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, for the Income & Growth and U.S. Government/High Quality Securities Portfolio a portion of undistributed net investment income was reclassified to paid-in capital, respectively. Net investment income, net realized gains and net assets were not affected by this change; (j) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

2. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATED PERSONS

     SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc., acts as investment manager of the Fund. The Income and Growth, U.S. Government/High Quality Securities and Reserve Account Portfolios pay SSBC a management fee calculated at the annual rates of 0.60%, 0.45% and 0.45%, respectively, on average daily net assets. These fees are calculated daily and paid monthly. For the year ended December 31, 2000, SSBC waived all or part of its management fees for all portfolios and reimbursed expenses of $25,924 and $31,732 for the U.S. Government/High Quality Securities and Reserve Account Portfolios, respectively.

     Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Portfolios distributor replacing CFBDS, Inc. For the year ended December 31, 2000, SSB and its affiliates received brokerage commissions of $358.

   All officers and one Trustee of the Fund are employees of SSB.

   3.  INVESTMENTS

     During the year ended December 31, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                                                    U.S. Govt./
                                            Income and             High Quality                      Reserve
                                              Growth                Securities                       Account
                                            Portfolio                Portfolio                      Portfolio
----------------------------------------------------------------------------------------------------------------------
Purchases                                   $2,240,519                  ---                            ---
----------------------------------------------------------------------------------------------------------------------
Sales                                        5,281,215                  ---                            ---
----------------------------------------------------------------------------------------------------------------------

     At December 31, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                    U.S. Govt./
                                            Income and             High Quality                      Reserve
                                              Growth                Securities                       Account
                                            Portfolio                Portfolio                      Portfolio
----------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation               $2,466,297                  ---                            ---
Gross unrealized depreciation                 (500,481)                 ---                            ---
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                 $1,965,816                  ---                            ---
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

4. REPURCHASE AGREEMENTS

     The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the seller at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. SHARES OF BENEFICIAL INTEREST

     At December 31, 2000, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Each share represents an equal proportionate interest and has an equal entitlement to any dividends and distributions made by the Portfolios.

   Transactions in shares of each Portfolio were as follows:

                                                                    Year Ended                      Year Ended
                                                                 December 31, 2000              December 31, 1999
----------------------------------------------------------------------------------------------------------------------
Income and Growth Portfolio
Shares sold                                                                  3,140                          2,788
Shares issued on reinvestment                                              236,228                        220,891
Shares reaquired                                                          (318,776)                      (214,967)
----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                                    (79,408)                         8,712
----------------------------------------------------------------------------------------------------------------------
U.S. Gov't./High Quality Securities Portfolio
Shares sold                                                                    ---                          2,794
Shares issued on reinvestment                                                2,077                            273
Shares reaquired                                                           (30,859)                       (25,519)
----------------------------------------------------------------------------------------------------------------------
Net Decrease                                                               (28,782)                       (22,452)
----------------------------------------------------------------------------------------------------------------------
Reserve Account Portfolio
Shares issued on reinvestment                                                  445                            ---
Shares reaquired                                                              (950)                        (2,063)
----------------------------------------------------------------------------------------------------------------------
Net Decrease                                                                  (505)                        (2,063)
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each year ended December 31:

Income and Growth Portfolio                         2000           1999          1998          1997          1996
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                 $0.97         $13.98        $17.29        $14.69        $15.24
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(1)                         0.15           0.16          0.29          0.47          0.57
   Net realized and unrealized gain (loss)          1.06          (0.34)         1.87          3.61          2.68
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                 1.21          (0.18)         2.16          4.08          3.25
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           (0.17)         (0.24)        (0.49)        (0.10)        (0.56)
   Net realized gains                              (2.21)         (2.59)        (4.98)        (1.38)        (3.24)
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (2.38)         (2.83)        (5.47)        (1.48)        (3.80)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                       $9.80         $10.97        $13.98        $17.29        $14.69
------------------------------------------------------------------------------------------------------------------------
Total Return                                       13.81%         (2.74)%       12.89%        28.11%        21.02%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                    $8,963        $10,911       $13,778       $16,236       $20,812
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(1)                                      1.00%          1.00%         0.76%         0.77%         0.74%
   Net investment income                            1.21           1.11          1.53          2.18          2.39
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               24%            42%           49%           38%           30%
------------------------------------------------------------------------------------------------------------------------

(1) Under a voluntary fee waiver whereby the aggregate expenses of the Portfolio may not exceed 1.00% of the average daily net assets for any year, the investment manager waived a portion of its fees in the amount of $0.00* per share (0.01% of average net assets) in 2000.

     If such fees were not waived, the net investment income per share would have been $0.15 and the expense ratio would have been 1.01%.

*   Amount represents less than $0.01 per share.

-------------------------------------------------------------------------------
Financial Highlights (continued)
-------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each year ended December 31:

U.S. Government/High
Quality Securities Portfolio                    2000(1)         1999(1)       1998(1)        1997          1996
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $10.63          $10.40        $12.66       $12.90        $13.66
--------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income(2)                       0.49            0.26          0.03         0.72          1.22
   Net realized and unrealized gain (loss)         ---             ---           ---        (0.02)        (0.76)
--------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.49            0.26          0.03         0.70         (0.46)
--------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.38)          (0.03)        (1.06)       (0.04)        (1.22)
   Net realized gains                              ---             ---         (1.23)       (0.90)          ---
--------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.38)          (0.03)        (2.29)       (0.94)        (1.22)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $10.74          $10.63        $10.40       $12.66        $12.90
--------------------------------------------------------------------------------------------------------------------
Total Return                                      4.70%           2.55%         0.22%        5.43%         3.34%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                    $455            $756          $973       $1,617        $2,876
--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(2)                                    1.00%           1.00%         1.00%        1.00%         0.98%
   Net investment income                          4.62            2.37          0.22         4.33          6.30
--------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              0%              0%            0%          43%           13%
--------------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) Under a voluntary fee waiver whereby the aggregate expenses of the Portfolio may not exceed 1.00% of the average daily net assets for any year, the investment manager waived all or a portion of its fees in the amount of $0.05 per share (0.45% of average net assets) in 2000, $0.05 per share (0.45% of average net assets) in 1999 and $0.05 per share (0.45% of average net assets) in 1998, and $0.08 per share (0.49% of average net assets) in 1997. The investment manager also reimbursed the Portfolio for $25,924, $16,270, $4,832 and $719 in expenses for the years ended December 31, 2000, 1999, 1998 and 1997, respectively.

    If such fees were not waived and expenses reimbursed, the net investment income (loss) per share would have been $(0.05), $0.00, $(0.07) and $0.64 and the expense ratio would have been 6.07%, 3.37%, 1.86% and 1.49%, for the years ended December 31, 2000, 1999, 1998 and 1997, respectively.

-------------------------------------------------------------------------------
Financial Highlights (continued)
-------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each year ended December 31:

Reserve Account Portfolio                              2000(1)        1999(1)       1998(1)       1997          1996
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                     $7.61          $7.36         $7.70        $10.99        $12.71
------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)(2)                      0.37           0.25         (0.07)         0.15          1.92
   Net realized and unrealized gain (loss)               ---            ---           ---           ---         (1.72)
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                     0.37           0.25         (0.07)         0.15          0.20
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                               (0.68)           ---         (0.27)        (0.25)        (1.92)
   Net realized gains                                    ---            ---           ---         (3.19)          ---
------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.68)           ---         (0.27)        (3.44)        (1.92)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                           $7.30          $7.61         $7.36         $7.70        $10.99
------------------------------------------------------------------------------------------------------------------------
Total Return                                            5.03%          3.40%        (0.89)%        1.36%         1.57%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                           $37            $43           $56           $97          $435
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(2)                                          1.00%          1.00%         1.00%         1.00%         1.00%
   Net investment income (loss)                         4.96           2.96         (1.00)         1.59          4.98
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    0%             0%            0%            0%            0%
------------------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

(2) Under a voluntary fee waiver whereby the aggregate expenses of the Portfolio may not exceed 1.00% of the average daily net assets for any year, the investment manager waived all or a portion of its fees in the amount of $0.03 per share (0.45% of average net assets) in 2000, $0.03 per share (0.45% of average net assets) in 1999, $0.03 per share (0.45% of average net assets) in 1998, $1.61 per share (10.65% of average net assets) in 1997 and $0.15 per share (0.45% of average net assets) in 1996. The investment manager also reimbursed the Portfolio for $31,732, $29,987, $15,552, $19,395 and $19,891 in expenses for the years ended
     December 31, 2000, 1999, 1998, 1997 and 1996, respectively.

     If such fees were not waived and expenses reimbursed, the net investment income (loss) per share would have been $(5.94), $(4.38), $(1.56), $(1.76)
     and $1.27 and the expense ratio would have been 86.59%, 63.63%, 20.81%, 11.65% and 2.79%, for the years ended December 31, 2000, 1999, 1998, 1997 and 1996, respectively.

                          Independent Auditors' Report
                          ----------------------------

The Shareholders and Board of Trustees of
Smith Barney Variable Account Funds:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Income and Growth Portfolio, U.S. Government/High Quality Securities Portfolio and Reserve Account Portfolio of Smith Barney Variable Account Funds as of December 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Income and Growth Portfolio, U.S. Government/High Quality Securities Portfolio and Reserve Account Portfolio of Smith Barney Variable Account Funds as of December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.



                                                                    /s/ KPMG LLP



New York, New York
February 9, 2001

-------------------------------------------------------------------------------
Tax Information (unaudited)
-------------------------------------------------------------------------------

For Federal tax purposes, the Income and Growth Portfolio hereby designates the following information for the fiscal year ended December 31, 2000:

         * A corporate dividends received deduction of 100%.
         * Total long-term capital gain distributions paid of $1,907,792.


The following total ordinary dividends paid from net investment income are derived from Federal obligations and may be exempt from taxation at the state level:


     U.S. Government/High Quality Securities Portfolio                   1.06%
     Reserve Account Portfolio                                           1.44%